ECONOMIC CONTEXT ON GROUP'S OPERATIONS - IMF (Details)	Dec. 31, 2024	Dec. 31, 2023
ECONOMIC CONTEXT ON GROUPS OPERATIONS
GDP rate	3.20%	3.30%